INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2022	$2,054	$8,619	$3,689	$1,979	$787	$17,128
Changes in accounting policies (2)	—	—	—	—	(231)	(231)
Additions	256	—	204	4	78	542
Acquisitions through business combinations (3)	—	7,495	952	1,445	689	10,581
Dispositions	(1)	—	(5)	—	(9)	(15)
Assets reclassified as held for sale	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(256)	(86)	(41)	(37)	(278)
Balance at December 31, 2022	$2,432	$15,718	$4,754	$3,387	$1,277	$27,568
Additions	249	—	259	9	71	588
Acquisitions through business combinations (3)	—	65	1	—	8	74
Dispositions	(3)	(888)	(1,989)	(360)	(245)	(3,485)
Foreign currency translation	202	196	49	34	16	497
Balance at December 31, 2023	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Accumulated amortization and impairment
Balance at January 1, 2022	$(237)	$(1,093)	$(734)	$(67)	$(191)	$(2,322)
Changes in accounting policies (2)	—	—	—	—	90	90
Amortization and impairment expense	(96)	(879)	(375)	(68)	(48)	(1,466)
Dispositions	2	—	4	—	1	7
Assets reclassified as held for sale	10	19	—	—	—	29
Foreign currency translation	(16)	37	6	13	7	47
Balances at December 31, 2022	$(337)	$(1,916)	$(1,099)	$(122)	$(141)	$(3,615)
Amortization and impairment expense	(85)	(1,022)	(479)	(89)	(55)	(1,730)
Dispositions	—	254	694	11	79	1,038
Foreign currency translation	(47)	(36)	3	(7)	(2)	(89)
Balance at December 31, 2023	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Net book value
December 31, 2022	$2,095	$13,802	$3,655	$3,265	$1,136	$23,953
December 31, 2023	$2,411	$12,371	$2,193	$2,863	$1,008	$20,846
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(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,151 million (2022: $2,425 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $338 million associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian residential mortgage lender.
(2)See Note 2 for further details.
(3)See Note 3 for additional information.

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$15,479	$8,585
Acquisitions through business combinations (1)	189	7,446
Impairment (2)	(605)	(111)
Dispositions	(1,091)	(3)
Assets reclassified as held for sale	—	(11)
Foreign currency translation	157	(427)
Balance at end of year	$14,129	$15,479
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(1)See Note 3 for additional information.
(2)Includes a goodwill impairment of $599 million at the partnership’s healthcare services for the year ended December 31, 2023.